UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Nicholas Partners Small Cap Growth Fund

Institutional Shares - NPSGX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Institutional Shares of the Nicholas Partners Small Cap Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://nicfunds.com/small-cap-growth-fund-3/. You can also request this information by contacting us at 1-833-810-7345.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Partners Small Cap Growth Fund, Institutional Shares	$115	0.99%

How did the Fund perform in the last year?

Market Summary: The one-year period ending September 30, 2024, was marked by a dynamic economic landscape. Key drivers included the Federal Reserve’s decision to lower interest rates by 50 basis points as inflation eased. Despite tight labor markets and mixed employment data, GDP growth was resilient, buoyed by stronger-than-expected consumer spending and industrial production. Inflationary pressures moderated but persisted in sectors like energy and housing, influencing market sentiment. Rate cuts provided relief to growth-sensitive assets, particularly small-cap stocks, which are expected to have the potential to benefit from improved borrowing conditions. However, it is our assessment that market volatility in August and September, driven by geopolitical tensions and global economic concerns, capped some earlier gains. Small-cap equities, especially in cyclical sectors like Industrials and Financials, appeared to respond positively to macroeconomic tailwinds, although market volatility remained a headwind.

Fund Performance: For the year ending September 30, 2024, the Nicholas Partners Small Cap Growth Fund (the “Fund”) outperformed its benchmark, delivering a +33.2% net return, compared to the Russell 2000 Growth Index's +27.7%. The Fund’s focus on quality companies with sustainable and accelerating growth, especially in Industrials, Financials, and Technology, drove strong relative performance. Top contributors included Super Micro Computer, Monolith Power, and Modine Manufacturing, which we view as benefiting from strong demand. However, stock-specific headwinds in Energy and Communication Services detracted from returns, with laggards like ChampionX and Iridiam being sold from the Fund. Healthcare, while a positive contributor, underperformed in comparison to the Russell 2000 Growth benchmark.

Positioning: Throughout the year, the Fund maintained a growth-oriented strategy, with active tilts toward sectors positioned for long-term structural growth. Industrials remained a central focus, with an average allocation of 25% compared to the benchmark’s 20%, driven by our conviction in strong secular trends like power grid modernization and energy storage. Financials exposure increased from 8% to 14%, targeting companies we believe are poised to benefit from a steepening yield curve and potential rate cuts, which we expect could enhance book value and drive premium trading over BVPS.

In Technology, the Fund trimmed its position in Monolithic Power after significant gains but maintains an overweight to semiconductors and semi-cap equipment. We believe this aligns with our focus on companies we view as poised to capitalize on the Gen-AI revolution. Healthcare was also a key sector, with an overweight in biotech, where clinical catalysts and promising product pipelines we believe offer opportunities. Additionally, we added to MedTech companies with strong financials, expecting that improved market sentiment has the potential to present attractive opportunities.

Outlook: Looking ahead, we believe the Fund is well-positioned to capitalize on growth opportunities in sectors driven by technological innovation, infrastructure demands, and accelerating secular trends, while remaining vigilant to risks such as continued market volatility and macroeconomic uncertainty.

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

	Nicholas Partners Small Cap Growth Fund, Institutional Shares - $227315	Russell 3000 ™ Index (USD)* - $232892	Russell 2000 Growth Index (USD) - $163061
Jan/19	$100000	$100000	$100000
Sep/19	$110700	$114473	$106863
Sep/20	$160069	$131645	$123656
Sep/21	$233586	$173607	$164790
Sep/22	$160727	$143005	$116553
Sep/23	$170694	$172266	$127732
Sep/24	$227315	$232892	$163061

Since its inception on January 16, 2019. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-833-810-7345 or visit https://nicfunds.com/small-cap-growth-fund-3/ for current month-end performance.

Footnote Reference*As of September 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Nicholas Partners Small Cap Growth Fund, Institutional Shares	33.17%	15.48%	15.47%
Russell 3000 ™ Index (USD)*	35.19%	15.26%	15.96%
Russell 2000 Growth Index (USD)	27.66%	8.82%	8.94%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$125,716,829	89	$715,630	138%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Consumer Staples	1.0%
Energy	2.3%
Real Estate	2.6%
Exchange Traded Funds	6.5%
Consumer Discretionary	8.1%
Financials	13.1%
Information Technology	16.2%
Health Care	22.0%
Industrials	27.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
BWX Technologies	4.1%
iShares Russell 2000 Growth ETF	3.3%
iShares Russell 2000 ETF	3.2%
MGIC Investment	3.1%
REV Group	2.9%
Embraer ADR	2.8%
Tanger	2.6%
Evercore, Cl A	2.4%
FTAI Aviation	2.3%
Western Alliance Bancorp	2.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-833-810-7345

  https://nicfunds.com/small-cap-growth-fund-3/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-833-810-7345 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Nicholas Partners Small Cap Growth Fund / Institutional Shares - NPSGX

Annual Shareholder Report - September 30, 2024

NIC-AR-TSR-2024-1

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to The Advisors’ Inner Circle Fund III (the aforementioned “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2024			FYE September 30, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$808,066	None	None	$742,366	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$25,000(2)	None	None	$35,000(2)
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2024			FYE September 30, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$138,792	None	None	$138,710	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$22,476(3)	None	None	$20,850(3)	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) relate to the Trust.

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		FYE September 30, 2024			FYE September 30, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$65,600	None	None	$60,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Tax return preparation fees for affiliates of the Funds.
(3)	Tax Fees for UK Reporting Fund Status.
(4)	Fees in connection with international withholding tax analysis.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert; provided, that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE September 30, 2024	FYE September 30, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE September 30, 2024	FYE September 30, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	FYE September 30, 2024	FYE September 30, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $25,000 and $35,000 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $22,476 and $20,850 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $0 and $0 for 2024 and 2023, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

NICHOLAS INVESTMENT PARTNERS

Nicholas Partners Small Cap Growth Fund

The Advisors’ Inner Circle Fund III

Investment Adviser:

NICHOLAS INVESTMENT PARTNERS, L.P.

Annual Financials and Other Information

September 30, 2024

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

TABLE OF CONTENTS

Financial Statements (N-CSR Item 7)

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	20
Notice to Shareholders (Unaudited)	21

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 93.0%
	Shares	Value
Consumer Discretionary — 8.1%
Arhaus, Cl A	60,907	$749,765
Boot Barn Holdings *	9,687	1,620,441
Cavco Industries *	4,866	2,083,816
Modine Manufacturing *	18,365	2,438,688
Red Rock Resorts, Cl A	26,947	1,466,995
Steven Madden	26,042	1,275,798
Sweetgreen, Cl A *	14,840	526,078
		10,161,581
Consumer Staples — 1.0%
Freshpet *	9,507	1,300,272

Energy — 2.3%
Magnolia Oil & Gas, Cl A	2,681	65,470
Northern Oil & Gas	23,376	827,744
Weatherford International	23,168	1,967,427
		2,860,641
Financials — 13.1%
Dynex Capital ‡	91,465	1,167,093
Evercore, Cl A	11,717	2,968,385
MGIC Investment	153,897	3,939,763
Palomar Holdings *	9,736	921,707
Piper Sandler	6,822	1,936,152
Western Alliance Bancorp	30,360	2,625,836
Wintrust Financial	19,586	2,125,669
WisdomTree	70,686	706,153
		16,390,758
Health Care — 22.0%
ADMA Biologics *	46,980	939,130
Arcellx *	7,875	657,641
ARS Pharmaceuticals *	43,306	627,937
Astrana Health *	10,548	611,151
Axogen *	43,170	605,244
Bicara Therapeutics *	25,322	644,951
Biohaven *	6,776	338,597
CareDx *	20,404	637,115
Crinetics Pharmaceuticals *	18,558	948,314
Enliven Therapeutics *	25,733	657,221
GeneDx Holdings, Cl A *	15,205	645,300
Glaukos *	4,457	580,658
Halozyme Therapeutics *	37,722	2,159,207
Harrow *	15,175	682,268
Ideaya Biosciences *	8,224	260,536

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

COMMON STOCK** — continued
	Shares	Value
Health Care — continued
Insmed *	16,990	$1,240,270
Intra-Cellular Therapies *	26,936	1,970,907
Krystal Biotech *	3,174	577,763
LeMaitre Vascular	10,635	987,885
Merus *	18,327	915,617
Mirum Pharmaceuticals *	21,940	855,660
Nuvalent, Cl A *	14,169	1,449,489
PROCEPT BioRobotics *	13,982	1,120,238
Relay Therapeutics *	80,973	573,289
Repligen *	6,414	954,532
REVOLUTION Medicines *	13,338	604,878
RxSight *	16,177	799,629
TG Therapeutics *	24,042	562,342
TransMedics Group *	12,336	1,936,752
Vaxcyte *	12,791	1,461,628
Vera Therapeutics, Cl A *	15,392	680,326
		27,686,475
Industrials — 27.7%
AAON	15,946	1,719,617
ArcBest	5,211	565,133
Aris Water Solutions, Cl A	19,695	332,255
Blue Bird *	22,680	1,087,733
BWX Technologies	47,911	5,207,926
CACI International, Cl A *	3,965	2,000,580
Clean Harbors *	9,103	2,200,286
Crane	10,989	1,739,339
Embraer ADR *	100,706	3,561,971
Federal Signal	10,108	944,694
FTAI Aviation	21,310	2,832,099
Kirby *	2,071	253,552
Kornit Digital *	38,819	1,002,889
Mueller Water Products, Cl A	55,268	1,199,316
Parsons *	7,619	789,938
Primoris Services	24,693	1,434,169
REV Group	128,035	3,592,662
SkyWest *	23,996	2,040,140
TFI International	17,117	2,343,146
		34,847,445
Information Technology — 16.2%
Alkami Technology *	29,503	930,525
Appfolio, Cl A *	10,797	2,541,614
Astera Labs *	13,704	717,953

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

COMMON STOCK** — continued
	Shares	Value
Information Technology — continued
Clear Secure, Cl A	21,713	$719,569
Core Scientific *	84,974	1,007,792
Descartes Systems Group *	18,013	1,854,618
Fabrinet *	2,256	533,409
Itron *	17,211	1,838,307
Klaviyo, Cl A *	18,106	640,590
Lattice Semiconductor *	12,524	664,649
Mirion Technologies, Cl A *	36,431	403,291
Monolithic Power Systems	1,075	993,837
Onto Innovation *	11,467	2,380,090
OSI Systems *	9,988	1,516,478
SentinelOne, Cl A *	22,321	533,918
SPS Commerce *	5,287	1,026,577
Wix.com *	12,390	2,071,236
		20,374,453
Real Estate — 2.6%
Tanger ‡	96,931	3,216,171

Total Common Stock
(Cost $85,418,502)		116,837,796

EXCHANGE-TRADED FUNDS — 6.5%

iShares Russell 2000 ETF	18,449	4,075,200
iShares Russell 2000 Growth ETF	14,543	4,130,212
		8,205,412
Total Exchange-Traded Funds
(Cost $7,740,498)		8,205,412

Total Investments - 99.5%
(Cost $93,159,000)		$125,043,208

Percentages are based on Net Assets of $125,716,829.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $93,159,000)	$125,043,208
Foreign Currency, at Value (Cost $3,501)	3,583
Receivable for Investment Securities Sold	837,955
Cash	267,418
Receivable for Capital Shares Sold	52,138
Dividend and Interest Receivable	43,727
Reclaim Receivable	5,283
Prepaid Expenses	11,908
Total Assets	126,265,220
Liabilities:
Payable for Investment Securities Purchased	377,346
Payable Due to Adviser	68,450
Shareholder Servicing Fees	17,342
Payable Due to Administrator	8,985
Chief Compliance Officer Fees Payable	4,882
Trustees Fees Payable	171
Other Accrued Expenses	71,215
Total Liabilities	548,391
Commitments and Contingencies†
Net Assets	$125,716,829
Net Assets Consist of:
Paid-in Capital	$90,752,203
Total Distributable Earnings	34,964,626
Net Assets	$125,716,829

Net Asset Value and Offering Price Per Share
(unlimited authorization — no par value)
Institutional Shares ($125,716,829 ÷ 7,657,140)*	$16.42

†	See Note 5 in Notes to Financial Statements.
*	Redemption price per share may vary depending on length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND FOR THE YEAR ENDED SEPTEMBER 30, 2024

STATEMENT OF OPERATIONS

Investment Income:
Dividend Income	$736,689
Interest Income	91,258
Less: Foreign Taxes Withheld	(206)
Total Investment Income	827,741

Expenses:
Investment Advisory Fees (Note 5)	807,620
Administration Fees (Note 4)	102,474
Shareholder Servicing Fees (Note 4)	21,535
Trustees' Fees	18,417
Chief Compliance Officer Fees (Note 3)	9,810
Transfer Agent Fees (Note 4)	53,639
Legal Fees	35,803
Registration Fees	31,338
Audit Fees	28,318
Printing Fees	22,948
Custodian Fees	4,210
Insurance and Other Expenses	28,038

Total Expenses	1,164,150
Less:
Waiver of Investment Advisory Fees	(91,990)
Fees Paid Indirectly (Note 4)	(1,924)
Net Expenses	1,070,236

Net Investment Loss	(242,495)
Net Realized Gain/(Loss) on:
Investments	15,827,134
Foreign Currency Transactions	(9)
Net Realized Gain/(Loss)	15,827,125
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	14,498,685
Foreign Currency Transactions	80
Net Change in Unrealized Appreciation/(Depreciation)	14,498,765
Net Realized and Unrealized Gain on Investments	30,325,890
Net Increase in Net Assets Resulting from Operations	$30,083,395

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net Investment Loss	$(242,495)	$(439,201)
Net Realized Gain (Loss)	15,827,125	(2,927,495)
Net Change in Unrealized Appreciation (Depreciation)	14,498,765	8,668,928
Net Increase in Net Assets Resulting from Operations	30,083,395	5,302,232
Capital Share Transactions:
Institutional Shares:
Issued	8,674,627	4,175,493
Redeemed	(3,359,810)	(5,947,446)
Net Increase (Decrease) in Net Assets from Share Transactions	5,314,817	(1,771,953)
Total Increase in Net Assets	35,398,212	3,530,279
Net Assets:
Beginning of Year	90,318,617	86,788,338
End of Year	$125,716,829	$90,318,617
Shares Transactions:
Institutional Shares:
Issued	573,193	339,446
Redeemed	(241,047)	(492,158)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	332,146	(152,712)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year

Institutional Shares	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net Asset Value, Beginning of Year	$12.33	$11.61	$20.61	$15.50	$11.07
Income (Loss) from Operations:
Net Investment Loss(1)	(0.03)	(0.06)	(0.02)	(0.13)	(0.08)
Net Realized and Unrealized Gain (Loss)	4.12	0.78	(5.38)	7.02	4.90
Total from Operations	4.09	0.72	(5.40)	6.89	4.82
Dividends and Distributions:
Net Realized Gain	—	—	(3.60)	(1.78)	(0.39)
Total Dividends and Distributions	—	—	(3.60)	(1.78)	(0.39)
Net Asset Value, End of Year	$16.42	$12.33	$11.61	$20.61	$15.50
Total Return*	33.17%	6.20%	(31.19)%	45.93%	44.60%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$125,717	$90,319	$86,788	$116,957	$74,764
Ratio of Expenses to Average Net Assets	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.08%	1.15%	1.07%	1.03%	1.30%
Ratio of Net Investment Loss to Average Net Assets	(0.23)%	(0.49)%	(0.11)%	(0.66)%	(0.64)%
Portfolio Turnover Rate	138%	106%	134%	104%	107%

(1)	Per share calculations were performed using average shares for the period.
*

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

NOTES TO FINANCIAL STATEMENTS

1.    Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 52 funds. The financial statements herein are those of the Nicholas Partners Small Cap Growth Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as a diversified investment company and invests 80% of its net assets in securities of small capitalization companies. Nicholas Investment Partners, L.P. serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Class Shares. The Fund commenced operations on January 16, 2019. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.    Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

There were no securities in the Fund valued in accordance with Fair Value Procedures as of September 30, 2024.

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended September 30, 2024, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser's expense limitation agreement.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income and any net realized capital gains at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. Fees collected are retained by the Fund for the benefit of the remaining shareholders and are included in capital shares transactions in the Statements of Changes in Net Assets. For the year ended September 30, 2024, the Fund did not retain any fees.

3.    Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board. For the year ended September 30, 2024, the fund paid fees totaling $9,810.

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

4.    Administration, Distribution, Transfer Agent, Shareholder Servicing and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended September 30, 2024, the Fund paid $102,474 for these services.

SS&C Global Investor & Distribution Solutions Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended September 30, 2024, the fund earned credits of $1,924 which were used to offset transfer agent expenses. This amounts is labeled as “Fees Paid Indirectly” on the Statement of Operations. For the year ended September 30, 2024, the fund paid fees totaling $53,639.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.10% of average daily net assets of Institutional Servicing Shares of the Fund’s will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services. For the year ended September 30, 2024, the Fund paid $21,535 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.    Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. For the year ended September 30, 2024, the fund paid fees totaling $807,620.

In addition, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.99% of the Fund’s average daily net assets until January 31, 2025

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

(the “expense cap”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2025. As of September 30, 2024, the fees which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund, to the Adviser were $85,411, $143,391 and $91,990 expiring in 2025, 2026 and 2027, respectively. During the year ended September 30, 2024, the Fund did not incur any recoupments.

6.    Investment Transactions:

For the year ended September 30, 2024, the Fund made purchases of $153,481,889 and sales of $147,469,649 in investment securities, excluding long-term U.S. Government and short-term securities. For the year ended September 30, 2024, there were no purchases or sales of long-term U.S. Government securities.

7.    Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs, passive foreign investment companies (PFICs), and reclassification of foreign currency gain/(loss).

As of September 30, 2024, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$813,678
Undistributed Long-Term Capital Gain	3,526,467
Unrealized Appreciation	30,621,158
Other Temporary Differences	3,071
Total Distributable Earnings	$34,964,374

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

carried forward retain their original character as either long-term or short-term losses. There were no long-term or short-term carry forward for the year ended September 30, 2024.

During the year ended September 30, 2024, the Fund utilized $9,847,656 in capital loss carryforward to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at September 30, 2024, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$94,422,133	$30,799,616	$(178,458)	$30,621,158

8.    Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Equity Market Risk — The Fund invests in equity securities and is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

Small Capitalization Companies Risk — Small capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange.

Growth Style Risk — The Adviser’s growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

IPO Risk — The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Sector Emphasis Risk — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal,

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Emerging market countries are countries that major international financial institutions, such as the International Monetary Fund or the World Bank, generally consider to be less economically mature than developed nations. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

ETFs Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Management Risk — The risk that the Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

Portfolio Turnover Risk — The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may be required to pay tax on such capital gains.

9.    Concentration of Shareholders:

At September 30, 2024, 96% of total shares outstanding were held by two affiliated shareholders owning 10% or greater of the aggregate total shares outstanding. The shareholders are comprised of omnibus accounts that are held on behalf of various shareholders.

10.    Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.    Subsequent Events:

The Fund has evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of Nicholas Partners Small Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nicholas Partners Small Cap Growth Fund (one of the funds constituting The Advisors’ Inner Circle Fund III, hereafter referred to as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 22, 2024

We have served as the auditor of one or more investment companies in Nicholas Investment Partners, L.P. since 2019.

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS SMALL CAP GROWTH FUND SEPTEMBER 30, 2024

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a September 30, 2024 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2024, the Fund is designating the following items with regard to distributions paid during the period.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Foreign Investors Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)	Qualifying Business Income (6)
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)    Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)    The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)    “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)    The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)    The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

(6)    The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2023 Form 1099-DIV.

Nicholas Partners Small Cap Growth Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-833-810-7345

www.nicfunds.com

Investment Adviser

Nicholas Investment Partners, L.P.

6451 El Sicomoro Street

Rancho Santa Fe, CA 92067

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

NIC-AR-001-0600

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: December 6, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: December 6, 2024